CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 13 – CONVERTIBLE NOTES PAYABLE

On July 3, 2023, the Company closed a bridge financing in the principal amount of $1,031,250 for a purchase price of $825,000 with certain accredited investors. The bridge notes matured on July 31, 2023 and were personally guaranteed by the Company’s Chief Executive Officer. The bridge notes were exchanged into the senior secured offering which closed on July 31, 2023 and are retired.

On July 31, 2023, the Company entered into a Purchase Agreement with certain institutional investors as purchasers whereby, the Company sold, and the investors purchased, approximately $15,000,000, which consisted of approximately $13,188,750 in cash and $1,031,250 of existing debt of the Company which was exchanged for the notes and warrants issued in this offering in principal amount of senior secured convertible notes and warrants and $500,000 in notes issued as commission. The transaction closed on August 1, 2023. The Senior Notes were issued with an original issue discount of 16.67%, do not bear interest, unless in the event of an event of default, in which case the notes bear interest at the rate of 18% per annum until such default has been cured, and mature after 24 months, on July 31, 2025. The aggregate principal amount of the notes is $18,000,000. The Company will pay to the Investors an aggregate of $1,000,000 per month beginning on the last business day of the sixth (6th) full calendar month following the issuance thereof. The Senior Notes are convertible into shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), at a conversion price per share of $225.0, subject to adjustment under certain circumstances described in the Senior Notes. There is a 125% conversion premium for any principal converted to shares of common stock. In occurrence of an event of default, until such event of default has been cured, the Holder may, at the Holder’s option, convert all, or any part of, the Conversion Amount (into shares of Common Stock at a conversion rate equal to the quotient of (x) the Redemption Premium of the Conversion Amount, divided by (y) the greater of (A) 90% of the lowest VWAP of the Common Stock for the three (3) Trading Days immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, and (B) the lesser of (1) 80% of the VWAP of the Common Stock as of the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, and (2) 80% of the price computed as the quotient of (x) the sum of the VWAPs of the Common Stock for each of the three (3) Trading Days with the lowest VWAP of the Common Stock during the fifteen (15) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (y) three (3) and (II) the floor price of $29.40. To secure its obligations thereunder and under the Purchase Agreement, the Company has granted a security interest over substantially all of its assets to the collateral agent for the benefit of the Investors, pursuant to a security agreement and a related trademark security agreement. The Company has the option to redeem the Senior Notes at a 10% redemption premium. There is a 125% change in control redemption premium. The maturity date of the Senior Notes also may be extended by the holders under circumstances specified therein. Danny Meeks, the Company’s Chief Executive Officer, and the Company’s subsidiaries each guaranteed the Company’s obligations under the Senior Notes. In the event of default, the Company shall immediately pay to the Holder an amount in cash representing (i) all outstanding Principal and accrued and unpaid late charges on such principal, multiplied by (ii) the Redemption Premium, in addition to any and all other amounts due hereunder, without the requirement for any notice or demand or other action by the holder or any other person or entity, provided that the Holder may, in its sole discretion, waive such right to receive payment upon a bankruptcy event of default. The Warrants are exercisable for five years to purchase an aggregate of 4,420,460 shares of Common Stock at an exercise price of $0.01, subject to adjustment under certain circumstances described in the Warrants. There were an additional 866,441 warrants issued at an exercise price of $1.50 per share for a period of five years as commission for the offering, the Company credited additional paid in capital $3,279,570 and $753,567 for a debt discount for the fair value of warrants issued in its senior secured debt offering and the warrants issued as commission for its senior secured debt offering, respectively. Further, there was a $3,850,000 debt discount created for the offering costs and original issuance discount on the Senior Notes.

The Company estimated the fair value of the warrants using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 148.60% to 149.08%, (3) risk-free interest rate of 4.18% - 4.70%, and (4) expected life of 5.01 years. During the year ended December 31, 2023, there was amortization of debt discount of $2,219,221.

On August 21, 2023, as a result of the Company’s registered direct offering, the conversion price of the Senior Notes was reduced from $225.00 to $153.00 per share. The Company credited additional paid in capital $5,022,200 for a deemed dividend for the triggering of certain price protection provisions in its senior secured debt. During the nine months ended September 30, 2023, the Company credited additional paid in capital $5,022,200 for a deemed dividend for the triggering of certain price protection provisions in its senior secured debt. The Company estimated the fair value of the deemed dividend using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 148.60%, (3) risk-free interest rate of 4.70%, and (4) expected life of 2.95 years.

On March 18, 2024, the Company obtained the waiver of the following covenants from holders of the notes: (i) until September 30, 2024, the Available Cash Test covenant contained in Section 14(t)(i) of the Notes; (ii) the right to receive the Amortization Amount for the next four (4) consecutive Amortization Dates immediately following the date of the waiver, with the aggregate of such Amortization Amounts now instead being due on the Maturity Date; and (iii) notwithstanding anything to the contrary set forth in the Notes, through and including the sixtieth (60) calendar day following the date of the waiver, (A) if the average closing price on the Eligible Market of the Common Stock on the three (3) most recent Trading Days is less than $37.50, the Holder cannot convert the Note into Common Stock and (B) if the average closing price on the Eligible Market of the Common Stock on the three (3) most recent Trading Days is $37.50 or greater, there shall be no limitations as to the amount of the Note that may be converted into Common Stock.

On March 18, 2024, as a result of the Company’s warrant inducement, the conversion price of the Senior Notes was reduced from $153.0 to $29.40 per share. During the three and nine months ended September 30, 2024, the Company credited additional paid in capital $0 and $23,953,940, respectively, for a deemed dividend for the triggering of certain price protection provisions in its senior secured debt. The Company estimated the fair value of the deemed dividend using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 93%, (3) risk-free interest rate of 5.06%, and (4) expected life of 1.37 years.

On May 3, 2024, the Company entered into an amendment to its senior secured convertible promissory note originally signed July 31, 2023. The amendment, among other things, changed the conversion price of the senior notes to $7.50, subject to certain circumstances described in the Senior Notes along with certain conversion price adjustment mechanism. As a result of the modification, the Company recorded a loss on debt extinguishment for the change in fair value of the conversion option in the amount of $16,333,271

On May 9, 2024, the Company and the Investors entered into a Waiver Agreement (the “Waiver Agreement”), pursuant to which the Company and the Investors decided to waive the Conversion Prohibition in the March Consent and Waiver.

During the year ended December 31, 2024, there was amortization of debt discount $5,901,759. During the year ended December 31, 2024, the Company made cash payments of $1,497,083 on the principal of the convertible notes. During the year ended December 31, 2024, holders converted $16,502,905 of principal into 22,532 shares of common stock with a fair value of $30,716,938 (See Note 14 – Stockholder’s Equity). The Company realized a loss from the conversion premium of $14,213,480 on conversion of notes during the year ended December 31, 2024

As of December 31, 2025 and 2024, the carrying value of the convertible notes was $0 and $0, respectively.

As of December 31, 2025 and 2024, the current and non-current portions of the note were $0 and $0, respectively.